Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Core Deposits [Member]	Dec. 31, 2011 Core Deposits [Member]	Mar. 31, 2009 Core Deposits [Member]	Dec. 31, 2012 Core Deposits [Member] Minimum [Member]	Dec. 31, 2012 Core Deposits [Member] Maximum [Member]	Dec. 31, 2012 Land Improvements [Member] Minimum [Member]	Dec. 31, 2012 Land Improvements [Member] Maximum [Member]	Dec. 31, 2012 Building [Member] Minimum [Member]	Dec. 31, 2012 Building [Member] Maximum [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]
Property and Equipment:
Property and equipment, useful live																7 years	10 years	7 years	40 years	3 years	10 years
Intangible Assets:
Intangible assets, useful live														10 years	15 years
Intangible assets, gross	$ 3,681				$ 3,681				$ 3,681	$ 3,681	$ 3,081	$ 3,081	$ 600
Deferred tax assets:
Deferred tax asset, valuation allowance	3,200				3,000				3,200	3,000
Deferred tax asset	331				372				331	372
Stock-Based Compensation:
Stock-based compensation expense									2	68
Earnings Per Common Share:
Number of options excluded from computation of earnings per share										182,682
Net income (loss)	$ (818)	$ 273	$ (270)	$ 601	$ 84	$ 235	$ 262	$ 161	$ (214)	$ 742
Average number of common shares outstanding									2,884,049	2,884,049
Effect of dilutive options
Average number of common shares outstanding used to calculate diluted earnings per common share									2,884,049	2,884,049